Insurance Receivables (Details) - Schedule of movement in the expected credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in the expected credit losses [Abstract]
Opening balance	$ 9,235	$ 6,394
Provision for the year	5,181	2,861
Write-offs	(60)	(20)
Ending balance	$ 14,356	$ 9,235